Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2.     RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On April 12, 2021, the staff of the SEC issued a new Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”) (the “SEC Statement”). The SEC Statement addresses certain accounting and reporting considerations related to warrants. In the SEC Statement, the staff of the SEC expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity.

In connection with the SEC Statement, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants and Underwriter’s Unit Purchase Option (“UPO Warrants”) are not indexed to the Company’s common shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares.

The Company previously accounted for its outstanding Private Placement Warrants and UPO Warrants (see Note 9) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities.

As a result of the above, the Company should have classified the Private Placement Warrants and UPO Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Private Placement Warrants and UPO Warrants at the end of each reporting period and recognize changes in the fair value at each reporting date in the consolidated statements of operations (see Notes 3 and 11).

The Company’s accounting for the Private Placement Warrants and UPO Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash. The Company reviewed all prior reporting periods where the warrants and UPO Warrants were outstanding. While the impact for periods prior to December 31, 2020 was deemed to be immaterial, the Company concluded that the previously issued financial statements as

NOTE 2.     RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (cont.)

of and for the year ended December 31, 2020 should not be relied on because of a misapplication in the guidance on derivative accounting. The following table summarizes the effect of the Restatement on each financial statement line item as of and for the year ended December 31, 2020:

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of December 31, 2020
Derivative liabilities	$—	$6,715,500	$6,715,500
Total liabilities	10,432,110	6,715,500	17,147,610
Common stock subject to possible redemption	49,228,456	(6,715,495)	42,512,961
Common stock	7,473	613	8,086
Additional paid in capital	1,866,751	2,356,882	4,223,633
Retained earnings	3,125,784	(2,357,500)	768,284
Total stockholders’ equity	5,000,008	(5)	5,000,003
Statement of Operations for the Year Ended December 31, 2020
Loss on change in fair value of derivative liabilities	$—	(2,357,500)	(2,357,500)
Other income (loss), net	359,605	(2,357,500)	(1,997,895)
Loss before benefit from income taxes	(1,026,133)	(2,357,500)	(3,383,633)
Net loss	(809,047)	(2,357,500)	(3,166,547)
Basic and diluted net loss per common share, Non-redeemable common stock	(0.15)	(0.32)	(0.47)
Statement of Cash Flows for the Year Ended December 31, 2020
Cash flow from operating activities:
Net loss	$(809,047)	(2,357,500)	(3,166,547)
Adjustments to reconcile net loss to net cash and used in operating activities:
Change in fair value of derivative liabilities	—	$2,357,500	2,357,500
Initial measurement of private placement warrants accounted for as liabilities	—	368,000	368,000)
Initial measurement of unit purchase option agreement issued in connection with the Initial Public Offering accounted for as a liability	—	3,990,000	3,990,000
Change in value of common stock subject to possible redemption	809,047	6,715,495	7,524,542